SA Columbia Focused Value Portfolio Expense Example - SA Columbia Focused Value Portfolio	Mar. 31, 2025 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 75
Expense Example, with Redemption, 3 Years	302
Expense Example, with Redemption, 5 Years	548
Expense Example, with Redemption, 10 Years	1,254
Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	349
Expense Example, with Redemption, 5 Years	629
Expense Example, with Redemption, 10 Years	1,426
Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	682
Expense Example, with Redemption, 10 Years	$ 1,540